Contingent Liabilities and Commitments	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Contingent Liabilities And Commitments
40. CONTINGENT LIABILITIES AND COMMITMENTS

(1)	Details of guarantees are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Confirmed guarantees
Guarantee for loans	39,684	58,205
Acceptances	501,921	467,964
Guarantees in acceptances of imported goods	97,920	74,916
Other confirmed guarantees	6,847,713	8,050,815

Sub-total	7,487,238	8,651,900

Unconfirmed guarantees
Local letters of credit	150,075	161,608
Letters of credit	3,014,228	2,873,350
Other unconfirmed guarantees	1,144,498	1,516,585

Sub-total	4,308,801	4,551,543

Commercial paper purchase commitments and others	125,547	589,858

Total (*)	11,921,586	13,793,301

(*)	Includes financial guarantees of 3,095,091 million Won and 3,661,656 million Won as of December 31, 2022 and December 31, 2023, respectively.

(2)	Details of unused loan commitments and others are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Loan commitments	118,172,070	126,829,192
Other commitments (*)	7,107,828	7,339,952

(*)
As of December 31, 2022 and 2023, the amount of unsecured bills (purchase bills sales) and discounts on electronic short-term bond sales (purchase) are 2,505,399 million Won and 2,485,853 million Won, respectively.

(3)	Litigation case
Litigation case that the key Group is a defendant in a lawsuit pending (excluding fraud lawsuits and those lawsuits that are filed only to extend the statute of limitation, etc.) are 531 cases (litigation value of 577,128 million Won) and 603 cases (litigation value of 513,863 million Won) as of December 31, 2022 and 2023 respectively, and provisions for litigations are 33,877 million Won and 28,581 million Won.

(4)	Other commitments

1)
As of December 31, 2023, Woori FIS Co., Ltd, a subsidiary, has been provided with a payment guarantee limit of 6,457 million Won in relation to bid guarantees and contract/defect guarantees from the Korean Software Financial Cooperative, but there is no committed amount. In relation to the guarantee, the capital contributions to the Korean Software Financial Cooperative are provided as collateral. In addition, as of December 31, 2023, Seoul Guarantee Insurance Company is providing a payment guarantee of 374 million Won related to the return of subsidy to the daycare center at work.

2)
As of December 31, 2023, Woori FIS Co., Ltd, a subsidiary agreed with Shinhan Bank for short-term borrowings of 20 billion Won for one year (2023.11.16.~2024.11.16.), and there is no outstanding balance of short-term borrowings as of December 31, 2023.

3)	As of December 31, 2023, Woori Savings bank is provided with a guarantee of 1,593 million Won from Seoul Guarantee Insurance Company in relation to provisional attachment for recovery of loans, etc.

4)
As of December 31, 2023, Woori Asset Trust, a subsidiary
, has committed to fulfill responsibility for the completion of 43 projects, including a residential-commercial complex in U-dong, Haeundae-gu, Busan. Responsible completion type management land trust is a trust that bears the obligation of responsible completion when the construction company fails to fulfill the obligation of responsible completion, and the obligation to compensate losses to the lending financial institution if Woori Asset Trust fails to fulfill the obligation of responsible completion. As of December 31, 2023, the total amount of PF(Project Financing) loans from PF lending financial institutions invested in the responsible completion type management land trust business is 2,275,634 million Won. Although additional losses may occur in relation to these contracts for liability obligations, these effects were not reflected in the financial statements at the end of the current period because the possibility is not high and the amount of losses cannot be reliably estimated. Meanwhile, Woori Asset Trust Co., Ltd. has failed to fulfill the responsibility of the completion of 5 projects including the Okjeong Knowledge Industry Center in Yangju. The total amount of PF limit from PF lending financial institutions invested in projects is 271,000 million Won and the amount of PF loans is 161,700 million Won. Additionally, Woori Asset Trust Co., Ltd. has exceeded the deadline for responsibility of completion of a commercial facility in Gwangju, Gyeonggi Province. The total amount of PF limit from PF lending financial institutions invested in projects is 61,000 million Won and the amount of PF loans is 43,000 million Won. Also, as of December 31, 2023, Woori Asset Trust may lend a trust account for a part of the total project cost in relation to 24 debt-type land trust contracts including Busan Haeundae Udong Beautique Terrace Hotel and responsible completion management land trust contracts in Gyeongseo-dong, Seo-gu, Incheon, and additional business sites in progress. The maximum loan amount (unused limit) is 113,428 million Won. Whether or not Woori Asset Trust lends a trust account in relation to the relevant businesses is not an unconditional payment obligation, and it is determined by considering overall matters such as the unique account and the fund balance plan of each trust business.

5)
Pursuant to some contracts related to asset securitization, the Group utilizes various prerequisites as triggering events causing early redemption, limiting risks that investors bear due to change in asset quality. Breach of such triggering clause leads to an early redemption of the securitized bonds.

6)
During the current period, there was an investigation by Fair Trade Commission regarding Loan-To-Value ratio. The Group received the review report but cannot reasonably estimate its impact on financial statements.